UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: April 30, 2018

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 94.3%

	Shares	Value

AIR FREIGHT & LOGISTICS — 2.9%
United Parcel Service, Cl B	90,000	$9,926,100

AUTO COMPONENTS — 1.9%
Adient	100,000	6,547,000

BANKS — 11.2%
BB&T	220,000	10,410,400
Citigroup	165,000	11,294,250
Citizens Financial Group	190,000	6,665,200
Wells Fargo	195,000	10,518,300

		38,888,150

BEVERAGES — 5.2%
Coca-Cola	230,000	10,543,200
Molson Coors Brewing, Cl B	83,000	7,385,340

		17,928,540

BIOTECHNOLOGY — 2.9%
Biogen*	35,000	10,135,650

CAPITAL MARKETS — 2.1%
T. Rowe Price Group	90,000	7,444,800

CONSUMER FINANCE — 7.3%
American Express	90,000	7,670,700
Capital One Financial	80,000	6,894,400
Synchrony Financial	350,000	10,612,000

		25,177,100

ENERGY EQUIPMENT & SERVICES — 2.6%
Schlumberger Ltd.	130,000	8,918,000

FOOD & STAPLES RETAILING — 3.0%
CVS Health	130,000	10,390,900

FOOD PRODUCTS — 5.1%
TreeHouse Foods *	84,000	7,125,720
Tyson Foods, Cl A	165,000	10,454,400

		17,580,120

HEALTH CARE PROVIDER & SERVICES — 4.0%
Aetna	48,000	7,406,880
Universal Health Services, Cl B	60,000	6,649,800

		14,056,680

HOTELS, RESTAURANTS & LEISURE — 1.9%
MGM Resorts International	200,000	6,586,000

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INSURANCE — 4.2%
MetLife	125,000	$6,875,000
XL Group	170,000	7,548,000

		14,423,000

INTERNET SOFTWARE & SERVICES — 5.9%
Alphabet, Cl A *	10,500	9,927,750
eBay *	295,000	10,540,350

		20,468,100

IT SERVICES — 2.0%
Amdocs	105,000	7,052,850

LIFE SCIENCES TOOLS & SERVICES — 1.9%
Agilent Technologies	110,000	6,576,900

OIL, GAS & CONSUMABLE FUELS — 10.7%
EOG Resources	103,000	9,799,420
Noble Energy	235,000	6,793,850
Occidental Petroleum	173,000	10,713,890
Royal Dutch Shell ADR, Cl A	175,000	9,892,750

		37,199,910

PHARMACEUTICALS — 4.4%
Bristol-Myers Squibb	140,000	7,966,000
Eli Lilly	90,000	7,439,400

		15,405,400

REAL ESTATE INVESTMENT TRUSTS — 2.1%
Invitation Homes *	350,000	7,462,000

SEMI-CONDUCTORS & EQUIPMENT — 2.9%
QUALCOMM	190,000	10,106,100

SOFTWARE — 4.9%
Oracle	200,000	9,986,000
Symantec	225,000	6,972,750

		16,958,750

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 3.2%
HP	575,000	10,982,500

WATER UTILITIES — 2.0%
American Water Works	86,000	6,974,600

TOTAL COMMON STOCK
(Cost $259,520,312)		327,189,150

TOTAL INVESTMENTS — 94.3%
(Cost $259,520,312) †		$327,189,150

Percentages are based on Net Assets of $347,023,381.

*	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND JULY 31, 2017 (Unaudited)

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

As of July 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2017, the Fund held no Level 3 securities.

†	At July 31, 2017, the tax basis cost of the Fund’s investments was $259,520,312, and the unrealized appreciation and depreciation were $73,595,594 and $(5,926,756), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-007-2000

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 91.9%

	Shares	Value

AIR FREIGHT & LOGISTICS — 2.4%
Expeditors International of Washington	14,340	$844,339

AUTO COMPONENTS — 2.4%
BorgWarner	18,100	845,994

AUTOMOBILES — 2.2%
Harley-Davidson	16,160	786,507

BANKS — 11.8%
BankUnited	22,610	778,236
East West Bancorp	14,780	842,164
PacWest Bancorp	17,130	822,583
Umpqua Holdings	44,480	824,659
Zions Bancorporation	19,650	890,538

		4,158,180

COMMERCIAL SERVICES & SUPPLIES — 2.3%
Stericycle *	10,720	826,298

COMMUNICATIONS EQUIPMENT — 2.5%
ARRIS International *	31,510	881,019

DISTRIBUTORS — 2.6%
LKQ *	26,790	925,862

DIVERSIFIED CONSUMER SERVICES — 2.9%
H&R Block	33,020	1,007,110

ELECTRICAL EQUIPMENT — 2.4%
Hubbell, Cl B	7,260	862,415

ELECTRONIC EQUIPMENT — 2.3%
VeriFone Systems *	40,970	799,325

ENERGY EQUIPMENT & SERVICES — 3.5%
RPC	38,430	795,885
US Silica Holdings	14,810	431,415

		1,227,300

FOOD PRODUCTS — 2.5%
TreeHouse Foods *	10,490	889,867

HEALTH CARE PROVIDER & SERVICES — 2.7%
Premier, Cl A *	26,970	941,253

HOTELS, RESTAURANTS & LEISURE — 2.3%
Norwegian Cruise Line Holdings *	14,810	815,587

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INSURANCE — 2.8%
XL Group	21,850	$970,140

IT SERVICES — 14.1%
Amdocs	13,630	915,527
Booz Allen Hamilton Holding, Cl A	21,950	752,885
Euronet Worldwide *	8,840	854,033
Leidos Holdings	15,610	834,198
MAXIMUS	12,500	754,500
Sabre	38,760	857,759

		4,968,902

MEDIA — 2.8%
News, Cl A	70,100	1,003,131

OIL, GAS & CONSUMABLE FUELS — 3.7%
Cimarex Energy	6,670	660,530
RSP Permian *	18,520	636,348

		1,296,878

PROFESSIONAL SERVICES — 4.6%
Dun & Bradstreet	7,610	842,884
Robert Half International	17,420	788,255

		1,631,139

REAL ESTATE INVESTMENT TRUSTS — 7.3%
MGM Growth Properties, Cl A	31,900	954,767
National Retail Properties	18,070	722,439
Starwood Waypoint Homes	25,370	886,935

		2,564,141

SEMI-CONDUCTORS & EQUIPMENT — 1.9%
Synaptics *	12,790	672,882

SOFTWARE — 2.3%
PTC *	14,790	816,260

SPECIALTY RETAIL — 2.4%
Penske Automotive Group	19,300	840,322

TRADING COMPANIES & DISTRIBUTORS — 2.7%
Air Lease, Cl A	23,730	939,233

WATER UTILITIES — 2.5%
Aqua America	26,570	886,907

TOTAL COMMON STOCK
(Cost $27,817,773)		32,400,991

TOTAL INVESTMENTS — 91.9%
(Cost $27,817,773) †		$ 32,400,991

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND JULY 31, 2017 (Unaudited)

Percentages are based on Net Assets of $35,262,576.

*	Non-income producing security.

Cl — Class

As of July 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017 there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2017, the Fund held no Level 3 securities.

†	At July 31, 2017, the tax basis cost of the Fund’s investments was $27,817,773, and the unrealized appreciation and depreciation were $5,663,190 and $(1,079,972), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-011-1300

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.7%

	Shares	Value

AIR FREIGHT & LOGISTICS — 1.8%
Hub Group, Cl A *	215,000	$7,320,750

BANKS — 19.2%
Banner	161,000	9,300,970
Chemical Financial	166,500	8,023,635
First Midwest Bancorp	353,000	7,840,130
Hilltop Holdings	343,000	8,585,290
Hope Bancorp	450,000	7,933,500
LegacyTexas Financial Group	221,500	8,576,480
TCF Financial	522,500	8,234,600
Umpqua Holdings	529,000	9,807,660
United Community Banks	337,000	9,355,120

		77,657,385

BIOTECHNOLOGY — 2.9%
Acorda Therapeutics *	337,955	7,316,726
Array BioPharma *	565,000	4,243,150

		11,559,876

CHEMICALS — 2.4%
Calgon Carbon	616,000	9,856,000

COMMERCIAL SERVICES & SUPPLIES — 3.8%
Interface, Cl A	417,000	7,902,150
Ritchie Bros Auctioneers	267,000	7,537,410

		15,439,560

CONSTRUCTION & ENGINEERING — 2.1%
KBR	578,000	8,623,760

ELECTRIC UTILITIES — 2.5%
PNM Resources	250,000	9,962,500

ELECTRICAL EQUIPMENT — 3.8%
EnerSys	102,000	7,371,540
Generac Holdings *	219,500	7,895,415

		15,266,955

ELECTRONIC EQUIPMENT — 2.5%
VeriFone Systems *	508,000	9,911,080

ENERGY EQUIPMENT & SERVICES — 3.3%
Oil States International *	267,000	6,634,950
Superior Energy Services *	614,000	6,606,640

		13,241,590

FOOD & STAPLES RETAILING — 3.3%
Andersons	147,000	5,064,150
United Natural Foods *	210,000	8,091,300

		13,155,450

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FOOD PRODUCTS — 1.8%
Dean Foods	489,000	$7,335,000

HEALTH CARE PROVIDER & SERVICES — 1.9%
Molina Healthcare *	116,000	7,748,800

HEALTH CARE TECHNOLOGY — 2.1%
HMS Holdings *	430,000	8,634,400

HOTELS, RESTAURANTS & LEISURE — 1.8%
Brinker International	208,000	7,377,760

HOUSEHOLD PRODUCTS — 1.7%
Energizer Holdings	152,500	7,025,675

IT SERVICES — 4.1%
Cardtronics *	222,500	6,964,250
Travelport Worldwide	682,000	9,752,600

		16,716,850

LIFE SCIENCES TOOLS & SERVICES — 2.2%
Bruker	305,000	8,747,400

MACHINERY — 2.2%
Federal Signal	490,000	9,065,000

OIL, GAS & CONSUMABLE FUELS — 2.0%
Callon Petroleum *	702,000	7,946,640

PAPER & FOREST PRODUCTS — 2.1%
Schweitzer-Mauduit International	220,000	8,452,400

REAL ESTATE INVESTMENT TRUSTS — 4.1%
Kite Realty Group Trust	373,000	7,657,690
Starwood Waypoint Homes	254,000	8,879,840

		16,537,530

SEMI-CONDUCTORS & EQUIPMENT — 5.9%
Rambus *	713,000	9,190,570
Synaptics *	163,000	8,575,430
Xperi	212,795	6,224,254

		23,990,254

SPECIALTY RETAIL — 3.9%
Group 1 Automotive	127,000	7,562,850
Murphy USA *	107,000	8,103,110

		15,665,960

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 4.1%
Diebold Nixdorf	323,000	7,558,200
Super Micro Computer *	338,000	9,075,300

		16,633,500

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 9.0%
Air Lease, Cl A	233,000	$9,222,140
Aircastle	455,000	10,710,700
Beacon Roofing Supply *	188,000	8,634,840
BMC Stock Holdings *	358,500	7,887,000

		36,454,680

WIRELESS TELECOMMUNICATIONS — 2.2%
Telephone & Data Systems	317,000	9,012,310

TOTAL COMMON STOCK
(Cost $379,224,789)		399,339,065

TOTAL INVESTMENTS — 98.7%
(Cost $379,224,789) †		$399,339,065

Percentages are based on Net Assets of $404,741,984.

*	Non-income producing security.

Cl — Class

As of July 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017 there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2017, the Fund held no Level 3 securities.

†	At July 31, 2017, the tax basis cost of the Fund’s investments was $379,224,789, and the unrealized appreciation and depreciation were $45,053,311 and $(24,939,035), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-009-2000

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.2%

	Shares	Value

AUSTRALIA — 2.6%
BHP Billiton	4,928,000	$89,597,636

BRAZIL — 1.9%
Ambev	10,901,000	66,803,954

CANADA — 1.8%
Canadian Natural Resources	2,000,000	61,200,000

CHINA — 7.2%
Baidu ADR *	516,250	116,853,188
China Mobile ADR	1,473,624	78,735,730
ZTE, Cl H *	20,542,200	52,862,475

		248,451,393

DENMARK — 2.1%
Carlsberg, Cl B	669,000	74,383,620

FRANCE — 15.0%
Airbus Group	774,056	64,692,513
ArcelorMittal *	2,697,174	70,866,511
AXA	2,460,000	72,686,981
Carrefour	2,219,000	53,338,063
Engie	4,659,000	75,035,745
Essilor International	515,000	65,294,055
Orange	3,830,000	64,472,619
Total ADR	1,069,142	54,173,425

		520,559,912

GERMANY — 3.6%
E.ON	6,424,000	63,598,163
Fresenius Medical Care & KGaA	655,000	61,868,089

		125,466,252

HONG KONG — 4.2%
AIA Group	9,600,000	75,649,101
CK Hutchison Holdings	5,256,000	69,242,895

		144,891,996

INDIA — 1.7%
Tata Motors ADR *	1,750,000	60,270,000

ITALY — 2.5%
Intesa Sanpaolo	24,742,000	85,290,982

JAPAN — 19.3%
Komatsu	2,493,000	67,037,040
Mazda Motor	4,029,000	60,830,609
Mitsubishi Estate	3,140,000	57,134,927
Murata Manufacturing	447,000	69,658,125
Otsuka Holdings	1,402,000	61,805,252

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

JAPAN (continued)
Panasonic *	5,669,000	$78,212,608
Secom	837,000	62,840,483
Seiko Epson	2,814,000	74,303,179
Seven & I Holdings	1,040,400	41,948,188
Sumitomo Mitsui Financial Group	2,552,000	97,107,715

		670,878,126

NETHERLANDS — 14.6%
Aegon	11,330,000	63,561,415
AerCap Holdings *	2,200,000	108,020,000
Koninklijke DSM	932,000	68,823,733
Koninklijke KPN	21,232,000	77,011,682
Royal Dutch Shell ADR	1,629,100	92,093,023
Schlumberger Ltd.	1,401,000	96,108,600

		505,618,453

NORWAY — 2.3%
DNB	4,051,000	79,651,093

SINGAPORE — 2.4%
DBS Group Holdings	5,181,000	82,657,433

SPAIN — 4.2%
ACS Actividades de Construccion y Servicios	1,624,775	62,366,325
Banco Bilbao Vizcaya Argentaria ADR	9,171,000	83,272,680

		145,639,005

SWITZERLAND — 7.0%
Adecco Group	896,000	68,384,922
Julius Baer Group	1,347,000	76,199,286
Roche Holding	388,000	98,268,990

		242,853,198

UNITED KINGDOM — 3.8%
HSBC Holdings ADR	1,515,000	75,886,350
Smith & Nephew ADR	1,603,000	56,505,750

		132,392,100

TOTAL COMMON STOCK
(Cost $2,846,191,610)		3,336,605,153

TOTAL INVESTMENTS — 96.2%
(Cost $2,846,191,610) †		$3,336,605,153

Percentages are based on Net Assets of $3,468,078,642.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND JULY 31, 2017 (Unaudited)

As of July 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2017, the Fund held no Level 3 securities.

†	At July 31, 2017, the tax basis cost of the Fund’s investments was $2,846,191,610, and the unrealized appreciation and depreciation were $519,509,573 and $(29,096,030), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-008-2000

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 92.6%

	Shares	Value

ARGENTINA — 3.7%
Adecoagro *	3,004	$30,551
Telecom Argentina ADR	1,319	34,808

		65,359

AUSTRIA — 4.3%
Schoeller-Bleckmann Oilfield Equipment *	519	39,321
Telekom Austria, Cl A *	4,071	36,785

		76,106

BELGIUM — 1.9%
Ontex Group	991	34,009

BERMUDA — 2.3%
Lazard, Cl A (A)	865	40,404

BRAZIL — 2.2%
Embraer ADR	1,975	40,033

CHINA — 2.0%
Greatview Aseptic Packaging	61,000	35,144

DENMARK — 2.0%
GN Store Nord	1,171	35,639

FRANCE — 6.3%
Naturex *	362	36,764
Remy Cointreau	309	35,581
Virbac *	225	40,153

		112,498
GERMANY — 4.3%
HUGO BOSS	514	38,778
Scout24 (B)	1,010	38,499

		77,277

HONG KONG — 1.7%
MGM China Holdings	15,200	29,930

IRELAND — 2.4%
ICON *	403	42,295

ITALY — 5.9%
ACEA	2,215	33,248
Azimut Holding	1,593	35,717
Piaggio	13,338	37,074

		106,039

JAPAN — 23.4%
Bic Camera	3,800	44,154
DeNA *	1,750	38,494

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
Don Quijote Holdings	1,000	$36,419
eRex	4,100	36,111
GS Yuasa	8,550	40,406
Hiroshima Bank	8,000	34,251
Ichigo	13,100	40,045
Sapporo Holdings	1,300	35,435
Sohgo Security Services	800	33,924
T Hasegawa	2,000	42,161
Trend Micro ADR	747	37,462

		418,862

LUXEMBOURG — 2.3%
L’Occitane International	17,750	41,132

NETHERLANDS — 1.9%
Wereldhave	707	34,248

PHILIPPINES — 2.0%
Cebu Air	18,320	36,669

SPAIN — 2.2%
Distribuidora Internacional de Alimentacion	5,950	40,170

TAIWAN — 4.0%
Advanced Semiconductor Engineering ADR	6,236	41,095
Chicony Electronics	12,060	31,033

		72,128

UNITED KINGDOM — 17.8%
Britvic	3,913	36,863
BTG *	4,439	38,596
Daily Mail & General Trust	3,302	27,730
Janus Henderson Group *	1,112	37,238
LivaNova *	629	38,331
NEX Group	4,067	35,818
Playtech	3,057	38,741
Spire Healthcare Group (B)	7,654	34,840
Tate & Lyle	3,311	29,357

		317,514

TOTAL COMMON STOCK
(Cost $1,472,557)		1,655,456

TOTAL INVESTMENTS — 92.6%
(Cost $1,472,557) †		$1,655,456

Percentages are based on Net Assets of $1,787,090.

*	Non-income producing security.
(A)	Securities considered Master Limited Partnerships. At July 31, 2017, these securities amounted $40,404 or 2.3% of Net Assets.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND JULY 31, 2017 (Unaudited)

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of July 31, 2017 was $73,339 which represents 4.1% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there were transfers, recognized at the end of the period, from Level 2 to Level 1 assets and liabilities that represented securities traded primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading. For the period ended July 31, 2017, the Fund held no Level 3 securities.

†	At July 31, 2017, the tax basis cost of the Fund’s investments was $1,472,557, and the unrealized appreciation and depreciation were $207,403 and $(24,504), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

CMB-QH-013-0600

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.5%

	Shares	Value

AUSTRALIA — 2.1%
BHP Billiton ADR	7,965	$290,005

BRAZIL — 2.1%
Ambev ADR	47,035	285,973

CHINA — 4.1%
Baidu ADR *	1,408	318,701
China Mobile ADR	4,517	241,343

		560,044

DENMARK — 2.3%
Carlsberg ADR, Cl B	14,181	315,669

FRANCE — 8.3%
Airbus Group ADR	12,571	262,105
AXA ADR	10,501	309,465
Essilor International ADR	4,483	284,245
Orange ADR	17,378	292,819

		1,148,634

GERMANY — 2.1%
HUGO BOSS ADR	19,118	286,387

HONG KONG — 2.4%
AIA Group ADR	10,430	329,588

INDIA — 1.7%
Tata Motors ADR *	7,120	245,213

IRELAND — 1.8%
Adient	3,688	241,453

JAPAN — 5.5%
Komatsu Ltd. ADR	10,490	282,076
Mitsubishi Estate ADR	11,407	207,950
Secom ADR	14,304	268,200

		758,226

NETHERLANDS — 8.3%
AerCap Holdings *	6,967	342,080
Koninklijke DSM ADR	15,416	287,508
Royal Dutch Shell ADR	4,926	278,467
Schlumberger Ltd.	3,538	242,707

		1,150,762

NORWAY — 2.5%
DNB ADR	17,380	341,691

SPAIN — 4.3%
ACS Actividades de Construccion y Servicios ADR *	33,535	256,545

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SPAIN — continued
Banco Bilbao Vizcaya Argentaria ADR	36,649	$332,773

		589,318

SWITZERLAND — 4.3%
Julius Baer Group Ltd. ADR	28,771	324,825
Roche Holding ADR	8,601	272,677

		597,502

UNITED KINGDOM — 4.4%
HSBC Holdings ADR	6,819	341,564
Smith & Nephew ADR	7,588	267,477

		609,041

UNITED STATES — 40.3%
Agilent Technologies	4,437	265,288
Alphabet *	321	303,505
Biogen *	904	261,789
Bristol-Myers Squibb	5,037	286,605
Capital One Financial	2,636	227,171
Citigroup	4,382	299,948
Citizens Financial Group	7,239	253,944
Coca-Cola	6,204	284,391
CVS Health	3,348	267,606
eBay *	8,245	294,594
EOG Resources	2,811	267,439
HP	16,045	306,460
MGM Resorts International	7,714	254,022
Noble Energy	7,030	203,237
Occidental Petroleum	4,180	258,867
Oracle	5,128	256,041
QUALCOMM	4,814	256,057
Synchrony Financial	8,079	244,955
Tyson Foods	3,969	251,476
United Parcel Service	2,380	262,490
Universal Health Services, Cl B	2,312	256,239

		5,562,124

TOTAL COMMON STOCK
(Cost $11,406,065)		13,311,630

TOTAL INVESTMENTS — 96.5%
(Cost $11,406,065) †		$13,311,630

Percentages are based on Net Assets of $13,792,171.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

As of July 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2017, the Fund held no Level 3 securities.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND JULY 31, 2017 (Unaudited)

†	At July 31, 2017, the tax basis cost of the Fund’s investments was $11,406,065, and the unrealized appreciation and depreciation were $2,194,618 and $(289,053), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-012-1200

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL ULTRA FOCUS FUND JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.0%

	Shares	Value
AUSTRIA — 3.6%
Telekom Austria, Cl A *	450,000	$4,066,162

CHINA — 5.0%
Baidu ADR *	25,000	5,658,750

FRANCE — 7.0%
Airbus Group	40,000	3,343,041
Orange ADR	275,000	4,633,750

		7,976,791

INDIA — 3.0%
Tata Motors ADR *	100,000	3,444,000

JAPAN — 2.8%
Mitsubishi UFJ Financial Group ADR	500,000	3,185,000

NETHERLANDS — 13.1%
Aegon	600,000	3,366,006
AerCap Holdings *	200,000	9,820,000
Schlumberger Ltd.	25,000	1,715,000

		14,901,006

SPAIN — 2.4%
ACS Actividades de Construccion y Servicios	71,458	2,742,886

UNITED KINGDOM — 6.2%
Playtech	275,000	3,485,031
Travelport Worldwide	250,000	3,575,000

		7,060,031

UNITED STATES — 53.9%
Biogen *	18,000	5,212,620
CVS Health	40,000	3,197,200
Diebold Nixdorf	120,000	2,808,000
eBay *	175,000	6,252,750
MGM Resorts International	100,000	3,293,000
Noble Energy	125,000	3,613,750
Occidental Petroleum	80,000	4,954,400
Penske Automotive Group	75,000	3,265,500
QUALCOMM	70,000	3,723,300
Super Micro Computer *	125,000	3,356,250
Superior Energy Services *	250,000	2,690,000
Synaptics *	65,000	3,419,650
Synchrony Financial	175,000	5,306,000
TreeHouse Foods *	40,000	3,393,200
VeriFone Systems *	175,000	3,414,250

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL ULTRA FOCUS FUND JULY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares/
	Contracts	Value
UNITED STATES (continued)
XL Group	75,000	$3,330,000

		61,229,870

TOTAL COMMON STOCK
(Cost $100,113,106)		110,264,496

TOTAL INVESTMENTS — 97.0%
(Cost $100,113,106) †		$110,264,496

PURCHASED EQUITY OPTIONS (A) — 1.4%

UNITED STATES — 1.4%
CVS Health Call, Expires: 01/19/2018,
Strike Price: $60.00*	400	802,000
QUALCOMM Call, Expires: 01/19/2018,
Strike Price: $40.00*	600	790,800

TOTAL PURCHASED EQUITY OPTIONS (Cost $1,377,000)		$1,592,800

Percentages are based on Net Assets of $113,727,144.

*	Non-income producing security.
(A)	All of the purchased equity options are exchange traded, unless noted otherwise.

Equity Swaps held by the Fund at July 31, 2017, were as follows:

				Number of		Unrealized
		Termination		Contracts	Notional	Appreciation
Company Reference	Counterparty	Date	Receive/(Pay)	Long (Short)	Amount	(Depreciation)

ACS Actividades de
Construccion y Servicios	Goldman Sachs	01/18/2018	(1 Month LIBOR plus 0.50%)	142,916	$4,316,182	$280,613
Hochtief AG	Goldman Sachs	01/18/2018	1 Month LIBOR minus 0.50%	(20,000)	(2,831,981)	(241,103)
Schlumberger Ltd.	Goldman Sachs	05/24/2018	(1 Month LIBOR plus 0.50%)	35,000	2,693,186	(286,179)

						$(246,669)

ADR — American Depositary Receipt

Cl — Class

LIBOR — London Interbank Offered Rate

Ltd. — Limited

The following is a list of the inputs used as of July 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Austria	$4,066,162	$—	$—	$4,066,162
China	5,658,750	—	—	5,658,750
France	7,976,791	—	—	7,976,791
India	3,444,000	—	—	3,444,000
Japan	3,185,000	—	—	3,185,000
Netherlands	14,901,006	—	—	14,901,006
Spain	2,742,886	—	—	2,742,886
United Kingdom	7,060,031	—	—	7,060,031
United States	61,229,870	—	—	61,229,870

Total Common Stock	110,264,496	—	—	110,264,496

Total Investments in Securities	$110,264,496	$—	$—	$110,264,496

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL ULTRA FOCUS FUND JULY 31, 2017 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Equity Options	$1,592,800	$—	$—	$1,592,800
Equity Swaps‡
Unrealized Appreciation	—	280,613	—	280,613
Unrealized Depreciation	—	(527,282)	—	(527,282)

Total Liabilities	$1,592,800	$(246,669)	$—	$1,346,131

‡	Equity swaps are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2017, the Fund held no Level 3 securities.

†	At July 31, 2017, the tax basis cost of the Fund’s investments was $100,113,106, and the unrealized appreciation and depreciation were $15,080,991 and $(4,929,601), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-010-2000

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017